Income Taxes (Schedule Of Deferred Tax Assets And Deferred Tax Liabilities Due To Temporary Differences) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Loss reserves	$ 85,110	$ 163,746
Employee benefits	117,593	91,864
Investment in partnerships	28,260	28,317
Foreclosed property	7,580	4,139
Accrued expenses	7,148	11,107
Credit carryforwards	47,175
State NOL carryforwards	21,454	17,772
FIN 48 unrecognized tax benefits	13,848	15,679
Other	17,898	9,179
Gross deferred tax assets	346,066	341,803
Valuation allowance	(6,718)	(8,000)
Deferred tax assets after valuation allowances	339,348	333,803
Capitalized mortgage servicing rights	38,515	39,312
Depreciation and amortization	39,753	17,511
Federal Home Loan Bank stock	17,285	17,285
Investment in debt securities (ASC 320)	42,700	28,882
Other intangible assets	22,368	18,585
Prepaid expenses	11,520	9,695
Other	1,364	1,921
Gross deferred tax liabilities	173,505	133,191
Net deferred tax asset	$ 165,843	$ 200,612